Significant Accounting Policies (Narratives) (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies
Noncontrolling interest amounts in income, net of tax	$ 6	$ 7	$ 11
Deferred services transition and setup costs	2,230	2,402
Estimated amortization of deferred services transition and setup costs for 2015	738
Estimated amortization of deferred services transition and setup costs for 2016	525
Estimated amortization of deferred transition and setup costs for 2017	388
Estimated amortization of deferred transition and setup costs for 2018	250
Estimated amortization of deferred transition and setup costs thereafter	329
Deferred amounts paid to clients in excess of the fair value of acquired assets used in outsourcing arrangements	64	89
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2015	27
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2016	15
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2017	7
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2018	6
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets thereafter	8
Description of reclassification of Cash Flow Hedge Gain (Loss) to earnings	When a cash flow hedging relationship is discontinued, the net gain or loss in AOCI must generally remain in AOCI until the item that was hedged affects earnings. However, when it is probable that a forecasted transaction will not occur by the end of the originally specified time period or within an additional two-month period thereafter, the net gain or loss in AOCI must be reclassified into earnings immediately.
Marketing and advertising expense:
Advertising and promotional expense	$ 1,307	$ 1,294	$ 1,339
Minimum
Deferred Revenue Arrangement [Line Items]
Product warranty term	1 year
Maximum
Deferred Revenue Arrangement [Line Items]
Product warranty term	3 years